Description of Plan (Details) - EBP 031	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
Pretax annual compensation percentage	60.00%
Automatic enrollment rate	3.00%
Eligibility period	1 year
EBP, Employer Contribution, Match One
EBP, Description of Plan [Line Items]
Matching percentage	100.00%
Compensation matched, percentage	3.00%
EBP, Employer Contribution, Match Two
EBP, Description of Plan [Line Items]
Matching percentage	50.00%
Compensation matched, percentage	3.00%